Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock option activity
Activity for the 04 Plan, the 07 Incentive Plan and awards made outside of share based compensation plans for the years ended December 31, 2012, 2011 and 2010 is presented below (in thousands, except per common share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Balance, December 31, 2009	186	$43.52
Granted	222	$36.02
Vested	(73)	$41.51
Cancelled/forfeited	(1)	$45.35
Balance, December 31, 2010	334	$38.96
Granted	156	$42.95
Vested	(70)	$42.21
Cancelled/forfeited	(1)	$35.81
Balance, December 31, 2011	419	$40.01
Granted	182	$51.99
Vested	(221)	$44.77
Cancelled/forfeited	(1)	$39.12
Balance, December 31, 2012	379	$42.97
Activity for stock options granted by the Company during the years ended December 31, 2012, 2011 and 2010 is presented below (in thousands, except per common share data):

	Number of Shares Under Option	Weighted Average Exercise Price
Balance, December 31, 2009	209	$36.39
Granted	188	$35.22
Exercises	(4)	$27.75
Cancelled/forfeited	(33)	$33.31
Balance, December 31, 2010	360	$36.36
Granted	—	$—
Exercises	(6)	$27.23
Cancelled/forfeited	—	$—
Balance, December 31, 2011	354	$36.52
Granted	—	$—
Exercises	(153)	$36.80
Cancelled/forfeited	—	$—
Balance, December 31, 2012	201	$36.30
A summary of the status of the Company’s nonvested stock options as of December 31, 2012, and changes during the year ended December 31, 2012 follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of year	103	$13.67
Granted	—	—
Vested	(63)	$13.65
Cancelled/Forfeited	—	—
Nonvested at end of year	40	$13.69

Disclosure of share based compensation award activity
In determining the estimated fair value of the Company’s stock options as of the date of grant, the Company used the Black-Scholes option pricing model with the following assumptions:

2010
Risk-free interest rate	1.57%
Dividend yield	1.42%
Volatility factors of the expected market price for common stock	44.35%
Weighted average expected life of options	6.3 years
The following table summarizes information about stock options outstanding and exercisable as of December 31, 2012 (in thousands, except contractual life and per share data):

	Shares Under Option	Remaining Contractual Life	Average Exercise Price Per Share	Intrinsic Value per Share(1)	Aggregate Intrinsic Value
Options exercisable and vested at December 31, 2012	161	4.0	$36.57	$29.88	$4,797
Options outstanding and unvested at December 31, 2012	40	4.1	$35.24	$31.21	$1,260

(1)	Computed based upon the amount by which the fair market value of the Company’s common stock at December 31, 2012 of $66.45 per share exceeded the weighted average exercise price.